SCHEDULE OF OTHER RECEIVABLES DUE FROM RELATED PARTIES (Details) - Prepaid Expenses [Member] - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other receivables due from related parties		¥ 80
SY Consulting [Member]
Related Party Transaction [Line Items]
Other receivables due from related parties		5
Sugimoto Hiroyuki Office [Member]
Related Party Transaction [Line Items]
Other receivables due from related parties		40
SYNS [Member]
Related Party Transaction [Line Items]
Other receivables due from related parties		¥ 35